File No. 333-91936

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 655
                BIOTECHNOLOGY PORTFOLIO, SERIES 8
                CAPITAL GOODS PORTFOLIO, SERIES 2
                 DEEP VALUE PORTFOLIO, SERIES 4
          EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2
          FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5
                   RETAIL PORTFOLIO, SERIES 7
                SEMICONDUCTOR PORTFOLIO, SERIES 8
              UTILITIES INCOME PORTFOLIO, SERIES 5
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          1001 Warrenville Road        111 West Monroe Street
          Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  August 31, 2005
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8
                                  340,083 UNITS


PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Biotechnology Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry. At July 1, 2005, each Unit represented a 1/340,083 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $13.576 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                    340,083
Fractional Undivided Interest in the Trust per Unit                  1/340,083
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                  $4,467,306
    Aggregate Value of Securities per Unit                             $13.136
    Income and Principal cash (overdraft) in the Portfolio             $(5,013)
    Income and Principal cash (overdraft) per Unit                      $(.015)
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                              $.455
    Public Offering Price per Unit                                     $13.576
Redemption Price and Sponsor Repurchase Price per Unit
    ($.455 less than the Public Offering Price per Unit)               $13.121

Date Trust Established                                           July 18, 2002
Mandatory Termination Date                                    January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Biotechnology Portfolio, Series 8


We have audited the statement of assets and liabilities of FT 655, Biotechnology Portfolio, Series 8 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Biotechnology Portfolio, Series 8, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005

ASSETS

Securities, at fair value (cost, $3,487,877)                        $4,212,062
                                                                    ----------
TOTAL ASSETS                                                        $4,212,062
                                                                    ==========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $    3,385
Cash overdraft                                                          25,522
                                                                    ----------
TOTAL LIABILITIES                                                       28,907
                                                                    ==========

Net assets, applicable to 350,229 outstanding units
     of fractional undivided interest:
    Cost of Trust assets                                             3,487,877
    Net unrealized appreciation (depreciation)                         724,185
    Distributable funds (deficit), net of deferred sales charges
       of $124,044 and organization costs of $6,889                    (28,907)
                                                                    ----------
                                                                     4,183,155
                                                                    ----------
TOTAL LIABILITIES AND NET ASSETS                                    $4,212,062
                                                                    ==========
Net asset value per unit                                            $   11.944
                                                                    ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           BIOTECH - 83%
                           -------------
       6,733               Affymetrix, Inc.*                                                             $  310,459
       3,138               Amgen Inc.*                                                                      182,663
       6,661               Biogen Idec Inc.*                                                                241,395
      10,278               Celera Genomics Group-Applera Corporation*                                        94,558
       2,545               Cephalon, Inc.*                                                                  111,725
       3,698               Chiron Corporation*                                                              126,287
      19,765               CuraGen Corporation*                                                              61,271
       5,281               Enzon, Inc.*                                                                      40,928
      12,389               Gene Logic Inc.*                                                                  35,309
       7,345  (2)          Genentech, Inc.*                                                                 521,054
      15,357               Genta Incorporated*                                                               15,818
       5,692               Genzyme Corporation (General Division)*                                          333,608
       6,758  (2)          Gilead Sciences, Inc.*                                                           250,722
       7,371               Human Genome Sciences, Inc.*                                                      76,216
      18,293               Incyte Genomics, Inc.*                                                           119,636
       3,706               Invitrogen Corporation*                                                          271,539
      14,914               Ligand Pharmaceuticals Incorporated*                                              78,746
       4,306               MedImmune, Inc.*                                                                 109,243
       9,852               Millennium Pharmaceuticals, Inc.*                                                 86,303
       3,532               Neurocrine Biosciences, Inc.*                                                    123,479
       9,099               Protein Design Labs, Inc.*                                                       162,690
       2,900               Transkaryotic Therapies, Inc.*                                                    98,252

                           PHARMACEUTICALS - 18%
                           ---------------------
       4,775               Andrx Group*                                                                      95,070
       3,181  (3)          GlaxoSmithKline Plc (ADR)                                                        160,800
       2,285               Johnson & Johnson                                                                156,820
       2,292               Eli Lilly and Company                                                            134,013
         317               Medco Health Solutions, Inc.*                                                     16,157
       2,619               Merck & Co., Inc.                                                                 88,784
       3,994               Pfizer Inc.                                                                      108,517
                                                                                                         ----------
                           Total Securities (total cost $3,487,877) - 101%                               $4,212,062
                                                                                                         ==========




                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 4% of the net assets of the Trust.

(2)      The number of shares reflects the effect of a two for one stock split.

(3) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a dividend for the past 12 months.


See notes to financial statements.

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                             Year ended April 30,                    Deposit) to
                                                                                                      April 30,
                                                       2005                    2004                    2003
Dividend income (net of foreign taxes withheld
    of $0, $137 and $265 in 2005, 2004
    and 2003, respectively)                            $    19,999             $   24,375             $   8,167

Expenses:
    Trustee and other service fees                          (5,648)                (7,437)               (3,383)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                  (3,090)                (4,619)               (1,772)
    Creation and development fees                                -                 (6,868)              (23,108)
    Tax reporting fee                                         (621)                  (693)                 (739)
    Other expenses                                          (1,751)                (2,225)               (2,386)
                                                        --------------------------------------------------------
    Total expenses                                         (11,110)               (21,842)              (31,388)
                                                        --------------------------------------------------------
       Investment income (loss) - net                        8,889                  2,533               (23,221)

Net gain (loss) on investments:
    Net realized gain (loss)                               227,351                483,554                50,694
    Change in net unrealized appreciation
       (depreciation)                                   (1,028,791)             1,557,394               195,582
                                                       ---------------------------------------------------------
                                                          (801,440)             2,040,948               246,276
                                                       ---------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                          $  (792,551)            $2,043,481            $  223,055
                                                       =========================================================


See notes to financial statements.

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                 Year ended April 30,             (Initial Date of
                                                                                                     Deposit) to
                                                          2005                2004                  April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                        $     8,889         $      2,533         $   (23,221)
    Net realized gain (loss) on investments                   227,351              483,554              50,694
    Change in net unrealized appreciation
       (depreciation) on investments                       (1,028,791)           1,557,394             195,582
                                                          -----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                             (792,551)           2,043,481             223,055
                                                          -----------------------------------------------------

Units issued                                                    6,226            1,583,376           4,680,240
    Deferred sales charge                                           -                    -            (119,024)
    Organization costs                                              -                    -              (6,454)
                                                          -----------------------------------------------------
    Total                                                       6,226            1,583,376           4,554,762
                                                          -----------------------------------------------------

Unit redemptions                                           (1,165,681)          (2,173,403)                  -

Distributions to unit holders:
    Investment income - net                                    (7,639)                   -                   -
    Principal from investment transactions                          -             (230,611)                  -
                                                          -----------------------------------------------------
    Total distributions                                        (7,639)            (230,611)                  -
                                                          -----------------------------------------------------
Total increase (decrease) in net assets                    (1,959,645)           1,222,843           4,777,817

Net assets:
    Beginning of the period                                 6,142,800            4,919,957             142,140
                                                          -----------------------------------------------------
    End of the period                                     $ 4,183,155           $6,142,800          $4,919,957
                                                          =====================================================
Distributable funds (deficit) at end of the period        $   (28,907)            ($13,819)         $  296,386
                                                          =====================================================
Trust units:
    Beginning of the period                                   443,958              477,137              14,984
    Issued                                                        479              137,356             462,153
    Redemptions                                               (94,208)            (170,535)                  -
                                                          -----------------------------------------------------
    End of the period                                         350,229              443,958             477,137
                                                          =====================================================


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                          NOTES TO FINANCIAL STATEMENTS





1.     Organization

FT 655, Biotechnology Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $6,889, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


         Unrealized appreciation                $1,208,754
         Unrealized depreciation                  (484,569)
                                                -----------
                                                $  724,185
                                                ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                          2005                2004                       2003
Dividend income                                           $   .051            $   .045               $  .031
Expenses                                                     (.028)              (.040)                (.119)
                                                          ---------------------------------------------------
       Investment income (loss) - net                         .023                .005                 (.088)

Distributions to unit holders:
    Investment income - net                                  (.018)                  -                     -
    Principal from investment transactions                       -               (.465)                    -

Net gain (loss) on investments                              (1.897)              3.985                  .913
                                                          ---------------------------------------------------
       Total increase (decrease) in net assets              (1.892)              3.525                  .825

Net assets:
    Beginning of the period                                 13.836              10.311                 9.486
                                                          ---------------------------------------------------

    End of the period                                     $ 11.944            $ 13.836               $10.311
                                                          ===================================================

Total return                                               (13.54)%             38.70%                 8.70%
Ratio of total expenses to average net assets                 .22%                .33%                 1.20%*
Ratio of net investment income (loss) to
    average net assets                                        .18%                .04%                 (.89)%*


*   Not annualized.

                                     FT 655
                        BIOTECHNOLOGY PORTFOLIO, SERIES 8

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                      First Trust Portfolios L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois 60532
                                           (800) 621-1675

             TRUSTEE:                      The Bank of New York
                                           101 Barclay Street
                                           New York, New York 10286

             LEGAL COUNSEL                 Chapman and Cutler LLP
             TO SPONSOR:                   111 West Monroe Street
                                           Chicago, Illinois 60603

             LEGAL COUNSEL                 Emmet, Marvin & Martin, LLP
             TO TRUSTEE:                   120 Broadway
                                           New York, New York 10271

             INDEPENDENT                   Deloitte & Touche LLP
             REGISTERED PUBLIC             111 South Wacker Drive
             ACCOUNTING FIRM:              Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2
                                  71,469 UNITS



PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Capital Goods Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the capital goods industry. At July 1, 2005, each Unit represented a 1/71,469 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $15.135 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                    71,469
Fractional Undivided Interest in the Trust per Unit                  1/71,469
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $1,049,000
    Aggregate Value of Securities per Unit                            $14.678
    Income and Principal cash (overdraft) in the Portfolio           $(3,533)
    Income and Principal cash (overdraft) per Unit                    $(.050)
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                             $.507
    Public Offering Price per Unit                                    $15.135
Redemption Price and Sponsor Repurchase Price per Unit
    ($.507 less than the Public Offering Price per Unit)              $14.628

Date Trust Established                                          July 18, 2002
Mandatory Termination Date                                   January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Capital Goods Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 655, Capital Goods Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Capital Goods Portfolio, Series 2, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005


ASSETS

Securities, at fair value (cost, $689,520)                          $1,048,609
Dividends receivable                                                     1,053
                                                                    -----------
TOTAL ASSETS                                                        $1,049,662
                                                                    ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $    1,348
Cash overdraft                                                           4,728
Unit redemptions payable                                                 8,712
                                                                    -----------
TOTAL LIABILITIES                                                       14,788
                                                                    -----------

Net assets, applicable to 71,864 outstanding units
     of fractional undivided interest:
    Cost of Trust assets                                               689,520
    Net unrealized appreciation (depreciation)                         359,089
    Distributable funds (deficit), net of deferred sales charges
       of $42,396 and organization costs of $3,322                     (13,735)
                                                                    -----------
                                                                     1,034,874
                                                                    -----------
TOTAL LIABILITIES AND NET ASSETS                                    $1,049,662
                                                                    ===========
Net asset value per unit                                            $   14.400
                                                                    ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           AEROSPACE & DEFENSE - 14%
                           -------------------------
         809               The Boeing Company                                                            $   48,152
         386               General Dynamics Corporation                                                      40,549
         536               United Technologies Corporation                                                   54,522

                           AUTO PARTS - 8%
                           ---------------
         912               Johnson Controls, Inc.                                                            50,041
         906               Lear Corporation                                                                  30,704

                           AUTOS - 2%
                           ----------
         773               General Motors Corporation                                                        20,624

                           ELECTRIC COMPONENTS - 2%
                           ------------------------
       1,861  (4)          Celestica Inc.*                                                                   21,401

                           DIVERSIFIED MANUFACTURING - 49%
                           -------------------------------
       1,494  (3)          American Standard Companies Inc.*                                                 66,797
       1,139  (2)          Danaher Corporation                                                               57,668
       1,230               General Electric Company                                                          44,526
       1,116               Honeywell International Inc.                                                      39,908
         562               Illinois Tool Works Inc.                                                          47,107
         993               Roper Industries, Inc.                                                            67,196
         698               SPX Corporation                                                                   27,006
         898               Textron, Inc.                                                                     67,664
       2,903  (4)          Tyco International Ltd.                                                           90,893

                           MACHINERY- CONSTRUCTION - 7%
                           ----------------------------
         802               Caterpillar Inc.                                                                  70,616

                           MACHINERY- INDUSTRIAL - 19%
                           ---------------------------
       2,118               Donaldson Company, Inc.                                                           63,010
       2,131               Graco Inc.                                                                        71,964
         888  (4)          Ingersoll-Rand Company Limited                                                    68,261
                                                                                                         ----------
                           Total Securities (total cost $689,520) - 101%                                 $1,048,609
                                                                                                         ==========




                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 17% of the net assets of the Trust.

(2)      The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a three for one stock split.

(4) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                          2005                  2004                  2003
Dividend income                                           $ 16,513              $ 25,619              $  8,820

Expenses:
    Trustee and other service fees                          (1,305)               (2,378)               (1,356)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                    (668)               (1,314)                 (544)
    Creation and development fees                                -                (2,500)               (6,328)
    Tax reporting fee                                         (667)                 (542)                 (625)
    Other expenses                                            (362)                 (476)                 (708)
                                                          -----------------------------------------------------
    Total expenses                                          (3,002)               (7,210)               (9,561)
                                                          -----------------------------------------------------
       Investment income (loss) - net                       13,511                18,409                  (741)

Net gain (loss) on investments:
    Net realized gain (loss)                               110,867               252,831               (10,058)
    Change in net unrealized appreciation
       (depreciation)                                       (5,554)              380,603               (15,960)
                                                          -----------------------------------------------------
                                                           105,313               633,434               (26,018)
                                                          -----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                             $118,824              $651,843              $(26,759)
                                                          =====================================================


See notes to financial statements.

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                 Year ended April 30,             (Initial Date of
                                                                                                     Deposit) to
                                                           2005                 2004               April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                         $   13,511           $   18,409          $     (741)
    Net realized gain (loss) on investments                   110,867              252,831             (10,058)
    Change in net unrealized appreciation
       (depreciation) on investments                           (5,554)             380,603             (15,960)
                                                           ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                              118,824              651,843             (26,759)
                                                           ----------------------------------------------------

Units issued                                                    9,201              506,347           1,345,941
    Deferred sales charge                                           -                    -             (37,372)
    Organization costs                                              -                    -              (2,887)
                                                           ----------------------------------------------------
    Total                                                       9,201              506,347           1,305,682
                                                           ----------------------------------------------------

Unit redemptions                                             (343,576)          (1,171,811)           (123,075)

Distributions to unit holders:
    Investment income - net                                   (16,319)             (16,291)             (1,449)
    Principal from investment transactions                          -                    -                   -
                                                           ----------------------------------------------------
    Total distributions                                       (16,319)             (16,291)             (1,449)
                                                           ----------------------------------------------------
Total increase (decrease) in net assets                      (231,870)             (29,912)          1,154,399

Net assets:
    Beginning of the period                                 1,266,744            1,296,656             142,257
                                                           ----------------------------------------------------
    End of the period                                      $1,034,874           $1,266,744          $1,296,656
                                                           ====================================================
Distributable funds (deficit) at end of the period         $  (13,735)          $    6,910          $   (2,421)
                                                           ====================================================
Trust units:
    Beginning of the period                                    95,196              141,556              14,997
    Issued                                                        630               51,290             140,559
    Redemptions                                               (23,962)             (97,650)            (14,000)
                                                           ----------------------------------------------------
    End of the period                                          71,864               95,196             141,556
                                                           ====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS





1.     Organization

FT 655, Capital Goods Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the capital goods industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $3,322, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


         Unrealized appreciation                  $382,393
         Unrealized depreciation                   (23,304)
                                                  ---------
                                                  $359,089
                                                  =========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                   Period from
                                                                                                  July 18, 2002
                                                                                                (Initial Date of
                                                                 Year ended April 30,              Deposit) to
                                                                                                    April 30,
                                                           2005                2004                2003
Dividend income                                            $  .199             $  .187             $  .107
Expenses                                                     (.036)              (.053)              (.116)
                                                           ------------------------------------------------
       Investment income (loss) - net                         .163                .134               (.009)

Distributions to unit holders:
    Investment income - net                                  (.188)              (.108)              (.021)
    Principal from investment transactions                       -                   -                   -

Net gain (loss) on investments                               1.118               4.121               (.296)
                                                           ------------------------------------------------
       Total increase (decrease) in net assets               1.093               4.147               (.326)

Net assets:
    Beginning of the period                                 13.307               9.160               9.486
                                                           ------------------------------------------------

    End of the period                                      $14.400             $13.307             $ 9.160
                                                           ================================================

Total return                                                 9.63%              46.45%              (3.22)%
Ratio of total expenses to average net assets                 .26%                .47%               1.24%*
Ratio of net investment income (loss) to
    average net assets                                       1.18%               1.19%               (.10)%*


*   Not annualized.

                                     FT 655
                        CAPITAL GOODS PORTFOLIO, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                           First Trust Portfolios L.P.
                                                 1001 Warrenville Road
                                                 Lisle, Illinois 60532
                                                 (800) 621-1675

              TRUSTEE:                           The Bank of New York
                                                 101 Barclay Street
                                                 New York, New York 10286

              LEGAL COUNSEL                      Chapman and Cutler LLP
              TO SPONSOR:                        111 West Monroe Street
                                                 Chicago, Illinois 60603

              LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
              TO TRUSTEE:                        120 Broadway
                                                 New York, New York 10271

              INDEPENDENT                        Deloitte & Touche LLP
              REGISTERED PUBLIC                  111 South Wacker Drive
              ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4
                                  72,905 UNITS



PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Deep Value Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that, in the opinion of the Sponsor at the initial date of deposit, market essential products and services, have skilled management, possess strong balance sheets and have demonstrated the ability to generate earnings growth. At July 1, 2005, each Unit represented a 1/72,905 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $13.435 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units                                                          72,905
Fractional Undivided Interest in the Trust per Unit                    1/72,905
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                     $947,097
    Aggregate Value of Securities per Unit                              $12.991
    Income and Principal cash (overdraft) in the Portfolio               $(431)
    Income and Principal cash (overdraft) per Unit                      $(.006)
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                               $.450
    Public Offering Price per Unit                                      $13.435
Redemption Price and Sponsor Repurchase Price per Unit
    ($.450 less than the Public Offering Price per Unit)                $12.985

Date Trust Established                                            July 18, 2002
Mandatory Termination Date                                     January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open. Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Deep Value Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 655, Deep Value Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Deep Value Portfolio, Series 4, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005

ASSETS

Securities, at fair value (cost, $687,828)                            $918,495
Dividends receivable                                                       997
                                                                      ---------
TOTAL ASSETS                                                          $919,492
                                                                      =========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $  1,545
Cash overdraft                                                           9,093
Unit redemptions payable                                                    49
                                                                      ---------
TOTAL LIABILITIES                                                       10,687
                                                                      ---------

Net assets, applicable to 74,675 outstanding units
      of fractional undivided interest:
    Cost of Trust assets                                               687,828
    Net unrealized appreciation (depreciation)                         230,667
    Distributable funds (deficit), net of deferred sales charges
       of $48,879 and organization costs of $4,125                      (9,690)
                                                                      ---------
                                                                       908,805
                                                                      ---------
TOTAL LIABILITIES AND NET ASSETS                                      $919,492
                                                                      =========
Net asset value per unit                                              $ 12.170
                                                                      =========


See notes to financial statements.

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                               Fair
     of Shares             Name of Issuer of Equity Securities (1)                                         Value
                           CONSUMER- DISCRETIONARY - 24%
                           -----------------------------
       3,538  (2)          Liberty Media Corporation (Class A)*                                            $ 35,522
         177  (2) (4)      Liberty Media International Inc.*                                                  7,340
         608               Mohawk Industries, Inc.*                                                          47,308
         560               Omnicom Group Inc.                                                                46,424
       2,042               Toys "R" Us, Inc.*                                                                51,765
         529               Whirlpool Corporation                                                             32,830

                           CONSUMER-STAPLES - 2%
                           ---------------------
       1,012               Safeway Inc.*                                                                     21,545

                           ENERGY - 11%
                           ------------
       1,176               Apache Corporation                                                                66,197
         977               Tidewater Inc.                                                                    33,677

                           FINANCIAL SERVICES - 24%
                           ------------------------
       1,339  (3)          Bank of America Corporation                                                       60,309
         935  (3)          Golden West Financial Corporation                                                 58,279
         366  (5)          HSBC Holdings Plc (ADR)                                                           29,298
         700               Radian Group Inc.                                                                 31,101
         847               Washington Mutual, Inc.                                                           34,998

                           HEALTHCARE - 9%
                           ---------------
       1,207               Andrx Group*                                                                      24,031
       1,198  (5)          Biovail Corporation*                                                              16,580
       1,549               King Pharmaceuticals, Inc.*                                                       12,392
       2,476               Millennium Pharmaceuticals, Inc.*                                                 21,690

                           INDUSTRIALS - 9%
                           ----------------
         756  (5)          Ingersoll-Rand Company Limited                                                    58,114
         760               Lear Corporation                                                                  25,756

                           TECHNOLOGY - 15%
                           ----------------
       2,049  (5)          Check Point Software Technologies Ltd.*                                           42,927
       3,379               EMC Corporation*                                                                  44,332
       1,504               NVIDIA Corporation*                                                               32,998
       5,141               Sun Microsystems, Inc.*                                                           18,662

                           TELECOMMUNICATIONS SERVICES - 7%
                           --------------------------------
       2,894               Sprint Corp. (FON Group)                                                          64,420
                                                                                                           --------
                           Total Securities (total cost $687,828) - 101%                                   $918,495
                                                                                                           ========




                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 16% of the net assets of the Trust.

(2) In June 2004, Liberty Media Corporation, one of the Trust's original holdings, spun off Liberty Media International Inc. Each shareholder of Liberty Media Corporation received 1 share of Liberty Media International Inc. for every 20 shares of Liberty Media Corporation held.

(3)      The number of shares reflects the effect of a two for one stock split.

(4) In June 2004, Liberty Media International Inc. ("LBI") issued rights to shareholders to purchase additional LBI shares. Each shareholder received the right to purchase one share of LBI for every five shares of LBI held. The Trust sold all of these LBI rights during the year ended April 30, 2005.

(5) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a dividend for the past 12 months.


See notes to financial statements.

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                          2005                 2004                  2003
Dividend income                                           $ 12,664             $ 19,685              $  8,198

Expenses:
    Trustee and other service fees                          (2,002)              (3,543)               (2,111)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                  (1,002)              (1,936)                 (754)
    Creation and development fees                                -               (2,707)               (9,954)
    Tax reporting fee                                         (667)                (542)                 (625)
    Other expenses                                            (373)                (580)               (1,070)
                                                          ----------------------------------------------------
    Total expenses                                          (4,044)              (9,308)              (14,514)
                                                          ----------------------------------------------------
       Investment income (loss) - net                        8,620               10,377                (6,316)

Net gain (loss) on investments:
    Net realized gain (loss)                               125,543              417,614               (37,741)
    Change in net unrealized appreciation
       (depreciation)                                      (82,062)             236,369                76,360
                                                          ----------------------------------------------------
                                                            43,481              653,983                38,619
                                                          ----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                             $ 52,101             $664,360              $ 32,303
                                                          ====================================================


See notes to financial statements.

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                 Year ended April 30,             (Initial Date of
                                                                                                     Deposit) to
                                                           2005                2004                 April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                         $    8,620          $    10,377          $   (6,316)
    Net realized gain (loss) on investments                   125,543              417,614             (37,741)
    Change in net unrealized appreciation
       (depreciation) on investments                          (82,062)             236,369              76,360
                                                           ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               52,101              664,360              32,303
                                                           ----------------------------------------------------

Units issued                                                    7,472              777,798           1,798,168
    Deferred sales charge                                           -                    -             (43,857)
    Organization costs                                              -                    -              (3,690)
                                                           ----------------------------------------------------
    Total                                                       7,472              777,798           1,750,621
                                                           ----------------------------------------------------

Unit redemptions                                             (507,605)          (1,987,336)                  -

Distributions to unit holders:
    Investment income - net                                    (9,256)             (13,860)                  -
    Principal from investment transactions                          -                    -                   -
                                                           ----------------------------------------------------
    Total distributions                                        (9,256)             (13,860)                  -
                                                           ----------------------------------------------------
Total increase (decrease) in net assets                      (457,288)            (559,038)          1,782,924

Net assets:
    Beginning of the period                                 1,366,093            1,925,131             142,207
                                                           ----------------------------------------------------
    End of the period                                      $  908,805          $ 1,366,093          $1,925,131
                                                           ====================================================
Distributable funds (deficit) at end of the period         $   (9,690)         $      (132)         $   82,670
                                                           ====================================================

    Beginning of the period                                   116,022              214,087              14,991
    Issued                                                        602               74,147             199,096
    Redemptions                                               (41,949)            (172,212)                  -
                                                           ----------------------------------------------------
    End of the period                                          74,675              116,022             214,087
                                                           ====================================================

See notes to financial statements.

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS



1.     Organization

FT 655, Deep Value Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that, in the opinion of the Sponsor at the initial date of deposit, market essential products and services, have skilled management, possess strong balance sheets have demonstrated the ability to generate earnings growth.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $4,125, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


           Unrealized appreciation                  $281,444
           Unrealized depreciation                   (50,777)
                                                    ---------
                                                    $230,667
                                                    =========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                           2005                2004                  2003
Dividend income                                            $  .139             $  .096               $  .071
Expenses                                                     (.044)              (.045)                (.126)
                                                           --------------------------------------------------
       Investment income (loss) - net                         .095                .051                 (.055)

Distributions to unit holders:
    Investment income - net                                  (.093)              (.062)                    -
    Principal from investment transactions                       -                   -                     -

Net gain (loss) on investments                                .394               2.793                 (.439)
                                                           --------------------------------------------------
       Total increase (decrease) in net assets                .396               2.782                 (.494)

Net assets:
    Beginning of the period                                 11.774               8.992                 9.486
                                                           --------------------------------------------------

    End of the period                                      $12.170             $11.774                $8.992
                                                           ==================================================

Total return                                                 4.15%              31.63%                (5.21)%
Ratio of total expenses to average net assets                 .37%                .43%                 1.36%*
Ratio of net investment income (loss) to
    average net assets                                        .79%                .49%                 (.60)%*


*   Not annualized.

                                     FT 655
                         DEEP VALUE PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR:                           First Trust Portfolios L.P.
                                                  1001 Warrenville Road
                                                  Lisle, Illinois 60532
                                                  (800) 621-1675

               TRUSTEE:                           The Bank of New York
                                                  101 Barclay Street
                                                  New York, New York 10286

               LEGAL COUNSEL                      Chapman and Cutler LLP
               TO SPONSOR:                        111 West Monroe Street
                                                  Chicago, Illinois 60603

               LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
               TO TRUSTEE:                        120 Broadway
                                                  New York, New York 10271

               INDEPENDENT                        Deloitte & Touche LLP
               REGISTERED PUBLIC                  111 South Wacker Drive
               ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2
                                 1,353,208 UNITS



PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Equity Growth and Income Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks. At July 1, 2005, each Unit represented a 1/1,353,208 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $15.235 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                1,353,208
Fractional Undivided Interest in the Trust per Unit              1/1,353,208
Public Offering Price:
    Aggregate Value of Securities in the Portfolio               $19,863,875
    Aggregate Value of Securities per Unit                           $14.679
    Income and Principal cash (overdraft) in the Portfolio           $61,341
    Income and Principal cash (overdraft) per Unit                     $.045
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                            $.511
    Public Offering Price per Unit                                   $15.235
Redemption Price and Sponsor Repurchase Price per Unit
    ($.511 less than the Public Offering Price per Unit)             $14.724

Date Trust Established                                         July 18, 2002
Mandatory Termination Date                                  January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Equity Growth and Income Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 655, Equity Growth and Income Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Equity Growth and Income Portfolio, Series 2, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005


ASSETS

Securities, at fair value (cost, $14,142,813)                       $20,807,724
Dividend receivable                                                      53,584
Receivable from investment transactions                                  53,892
Unit subscriptions receivable                                            34,084
Receivable from Trustee for organization costs                           21,519
                                                                    ------------
TOTAL ASSETS                                                        $20,970,803
                                                                    ============

LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $    11,788
Cash overdraft                                                           95,044
Unit redemptions payable                                                 28,160
Payable for investments purchased                                        35,237
                                                                    ------------
TOTAL LIABILITIES                                                       170,229
                                                                    ------------

Net assets, applicable to 1,453,434 outstanding units
     of fractional undivided interest:
    Cost of Trust assets                                             14,142,813
    Net unrealized appreciation (depreciation)                        6,664,911
    Distributable funds (deficit), net of deferred sales charges
       of $1,177,806 and organization costs of $80,912                   (7,150)
                                                                    ------------
                                                                     20,800,574
                                                                    ------------
TOTAL LIABILITIES AND NET ASSETS                                    $20,970,803
                                                                    ============
Net asset value per unit                                            $    14.311
                                                                    ============

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           COMMUNICATION SERVICES - 5%
                           ---------------------------
      19,767               SBC Communications Inc.                                                       $  470,455
      16,215               Verizon Communications Inc.                                                      580,497

                           CONSUMER STAPLES - 14%
                           ----------------------
      13,026               Altria Group, Inc.                                                               846,560
      23,037               ConAgra Foods, Inc.                                                              616,240
       6,759               Del Monte Foods Company*                                                          70,496
      15,146               H.J. Heinz Company                                                               558,130
      10,685               Reynolds American Inc. (formerly, R.J. Reynolds Tobacco Holdings, Inc.)          833,109

                           ENERGY - 9%
                           -----------
      14,241  (2)          ChevronTexaco Corporation                                                        740,532
      23,789               Marathon Oil Corporation                                                       1,107,854

                           FINANCIAL SERVICES - 25%
                           ------------------------
      27,593               AmSouth Bancorporation                                                           726,248
      43,798  (2)          Bank of America Corporation                                                    1,972,662
      17,959               Compass Bancshares, Inc.                                                         772,596
      20,587  (3)          Wachovia Corporation                                                           1,053,643
      16,616               Washington Mutual, Inc.                                                          686,573

                           HEALTHCARE - 2%
                           ----------------
       1,550               Medco Health Solutions, Inc.*                                                     79,004
      12,805               Merck & Co., Inc.                                                                434,090

                           INDUSTRIALS - 11%
                           -----------------
      13,207               Caterpillar Inc.                                                               1,162,876
      14,824               Textron, Inc.                                                                  1,116,988

                           REAL ESTATE INVESTMENT TRUSTS - 22%
                           -----------------------------------
      12,670               Apartment Investment & Management Company                                        482,980
      27,099               Developers Diversified Realty Corporation                                      1,150,082
      36,779               General Growth Properties, Inc.                                                1,438,427
      17,517               Hospitality Properties Trust                                                     731,860
      18,851               Liberty Property Trust                                                           750,835

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005

      Number                                                                                            Fair
     of Shares             Name of Issuer of Equity Securities (1)                                      Value
                           UTILITIES - 12%
                           ---------------
       9,797               Dominion Resources, Inc.                                                     $   738,694
      16,275               Public Service Enterprise Group Incorporated                                     945,577
      22,480               The Southern Company                                                             740,716
                                                                                                        -----------
                           Total Securities (total cost $14,142,813) - 100%                             $20,807,724
                                                                                                        ===========


(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2)      The number of shares reflects the effect of a two for one stock split.

(3) In November 2004, SouthTrust Corporation ("SouthTrust"), one of the Trust's original holdings, was acquired by Wachovia Corporation ("Wachovia"). Each shareholder of SouthTrust received .89 shares of Wachovia for each share of SouthTrust held.

* This security has not paid a dividend for the past 12 months.


See notes to financial statements.

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                               Year ended April 30,                  Deposit) to
                                                                                                      April 30,
                                                        2005                  2004                      2003
Dividend income                                         $  886,760            $1,287,058              $858,841

Expenses:
    Trustee and other service fees                         (21,189)              (33,303)              (25,484)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                 (12,732)              (24,601)              (14,394)
    Creation and development fees                                -                     -              (175,855)
    Other expenses                                          (7,277)               (9,379)              (10,000)
                                                        -------------------------------------------------------
    Total expenses                                         (41,198)              (67,283)             (225,733)
                                                        -------------------------------------------------------
       Investment income (loss) - net                      845,562             1,219,775               633,108

Net gain (loss) on investments:
    Net realized gain (loss)                             1,487,661             2,517,889               (36,602)
    Change in net unrealized appreciation
       (depreciation)                                    1,886,065             4,598,955               179,891
                                                        -------------------------------------------------------
                                                         3,373,726             7,116,844               143,289
                                                        -------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                           $4,219,288            $8,336,619              $776,397
                                                        =======================================================


See notes to financial statements.

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                 Year ended April 30,             (Initial Date of
                                                                                                     Deposit) to
                                                          2005                 2004                April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                        $   845,562          $ 1,219,775          $  633,108
    Net realized gain (loss) on investments                 1,487,661            2,517,889             (36,602)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,886,065            4,598,955             179,891
                                                          -----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                            4,219,288            8,336,619             776,397
                                                          -----------------------------------------------------

Units issued                                                  209,166              134,444          35,704,217
    Deferred sales charge                                           -                    -          (1,172,783)
    Organization costs                                              -               (2,547)            (77,930)
                                                          -----------------------------------------------------
    Total                                                     209,166              131,897          34,453,504
                                                          -----------------------------------------------------

Unit redemptions                                           (5,751,336)         (16,242,693)         (2,604,682)

Distributions to unit holders:
    Investment income - net                                  (827,723)          (1,215,032)           (827,077)
    Principal from investment transactions                          -                    -                   -
                                                          -----------------------------------------------------
    Total distributions                                      (827,723)          (1,215,032)           (827,077)
                                                          -----------------------------------------------------
Total increase (decrease) in net assets                    (2,150,605)          (8,989,209)         31,798,142

Net assets:
    Beginning of the period                                22,951,179           31,940,388             142,246
                                                          -----------------------------------------------------
    End of the period                                     $20,800,574          $22,951,179         $31,940,388
                                                          =====================================================
Distributable funds (deficit) at end of the period        $    (7,150)         $    23,272         $    20,809
                                                          =====================================================
Trust units:
    Beginning of the period                                 1,875,760            3,282,124              14,995
    Issued                                                     15,322               10,809           3,541,243
    Redemptions                                              (437,648)          (1,417,173)           (274,114)
                                                          -----------------------------------------------------
    End of the period                                       1,453,434            1,875,760           3,282,124
                                                          =====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 655, Equity Growth and Income Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. The maximum amount of organization costs, totaling $102,431, has been transferred out of the Trust. Actual organizational expenses were $80,912. Thus, the excess of the maximum over the actual organizational costs of $21,519 will be reimbursed to the Trust and such amount is included in receivable from Trustee for organization costs.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


        Unrealized appreciation                $6,937,055
        Unrealized depreciation                  (272,144)
                                               -----------
                                               $6,664,911
                                               ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                           2005                2004                  2003
Dividend income                                            $  .548             $  .502               $  .389
Expenses                                                     (.025)              (.026)                (.102)
                                                           --------------------------------------------------
       Investment income (loss) - net                         .523                .476                  .287

Distributions to unit holders:
    Investment income - net                                  (.511)              (.475)                (.350)
    Principal from investment transactions                       -                   -                     -

Net gain (loss) on investments                               2.063               2.503                  .309
                                                           --------------------------------------------------
       Total increase (decrease) in net assets               2.075               2.504                  .246

Net assets:
    Beginning of the period                                 12.236               9.732                 9.486
                                                           --------------------------------------------------

    End of the period                                      $14.311             $12.236               $ 9.732
                                                           ==================================================

Total return                                                21.13%              30.61%                 6.28%
Ratio of total expenses to average net assets                 .19%                .24%                 1.06%*
Ratio of net investment income (loss) to
    average net assets                                       3.94%               4.33%                 2.99%*


*   Not annualized.

                                     FT 655
                  EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                           First Trust Portfolios L.P.
                                                1001 Warrenville Road
                                                Lisle, Illinois 60532
                                                (800) 621-1675

             TRUSTEE:                           The Bank of New York
                                                101 Barclay Street
                                                New York, New York 10286

             LEGAL COUNSEL                      Chapman and Cutler LLP
             TO SPONSOR:                        111 West Monroe Street
                                                Chicago, Illinois 60603

             LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
             TO TRUSTEE:                        120 Broadway
                                                New York, New York 10271

             INDEPENDENT                        Deloitte & Touche LLP
             REGISTERED PUBLIC                  111 South Wacker Drive
             ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5
                                  128,889 UNITS


PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Fundamental Values Growth Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks. At July 1, 2005, each Unit represented a 1/128,889 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $14.854 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                   128,889
Fractional Undivided Interest in the Trust per Unit                 1/128,889
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $1,853,532
    Aggregate Value of Securities per Unit                            $14.381
    Income and Principal cash (overdraft) in the Portfolio           $(3,150)
    Income and Principal cash (overdraft) per Unit                    $(.025)
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                             $.498
    Public Offering Price per Unit                                    $14.854
Redemption Price and Sponsor Repurchase Price per Unit
    ($.498 less than the Public Offering Price per Unit)              $14.356

Date Trust Established                                          July 18, 2002
Mandatory Termination Date                                   January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Fundamental Values Growth Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 655, Fundamental Values Growth Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Fundamental Values Growth Portfolio, Series 5, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005

ASSETS

Securities, at fair value (cost, $1,346,177)                         $1,777,058
Dividends receivable                                                      1,536
Receivable from investment transactions                                  28,440
                                                                     ----------
TOTAL ASSETS                                                         $1,807,034
                                                                     ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $    1,657
Cash overdraft                                                           23,033
                                                                     ----------
TOTAL LIABILITIES                                                        24,690
                                                                     ----------

Net assets, applicable to 131,623 outstanding units
      of fractional undivided interest:
    Cost of Trust assets                                              1,346,177
    Net unrealized appreciation (depreciation)                          430,881
    Distributable funds (deficit), net of deferred sales charges
       of $83,364 and organization costs of $7,056                        5,286
                                                                     ----------
                                                                      1,782,344
                                                                     ----------
TOTAL LIABILITIES AND NET ASSETS                                     $1,807,034
                                                                     ==========
Net asset value per unit                                             $   13.541
                                                                     ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                              Fair
     of Shares             Name of Issuer of Equity Securities (1)                                        Value
                           CONSUMER-DISCRETIONARY - 16%
                           ----------------------------
       1,573               Best Buy Co., Inc.                                                             $  79,185
       1,894               Liz Claiborne, Inc.                                                               67,104
       2,170               Comcast Corporation (Class A Special)*                                            68,854
       3,825               Time Warner Inc.*                                                                 64,298

                           CONSUMER-STAPLES - 6%
                           ----------------------
       2,592               The Kroger Co.*                                                                   40,876
       1,139               Altria Group Inc.                                                                 74,024

                           ENERGY - 11%
                           ------------
         972               ConocoPhillips, Inc.                                                             101,914
       2,087               Marathon Oil Corporation                                                          97,191

                           FINANCIAL SERVICES - 21%
                           ------------------------
       1,540  (2)          Bank of America Corporation                                                       69,362
       1,648               Capital One Financial Corporation                                                116,827
       1,362               Citigroup Inc.                                                                    63,960
         692               Fannie Mae                                                                        37,333
       1,977               MetLife, Inc.                                                                     76,905
          77               St. Paul Travelers Companies, Inc.                                                 2,757

                           HEALTHCARE - 21%
                           ----------------
         912               Cardinal Health, Inc.                                                             50,680
       1,071               Express Scripts, Inc.*                                                            96,004
       1,737               Guidant Corporation                                                              128,677
         134               Medco Health Solutions, Inc.*                                                      6,830
       1,122               Merck & Co., Inc.                                                                 38,036
       1,711               Pfizer Inc.                                                                       46,488

                           INDUSTRIALS - 9%
                           ----------------
       2,185  (3)          American Standard Companies Inc.                                                  97,691
       1,776               General Electric Company                                                          64,291

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           TECHNOLOGY - 14%
                           ----------------
       2,780               Applied Materials, Inc.*                                                      $   41,339
       2,698               Celestica Inc.*                                                                   31,027
       3,550  (4)          Nokia Oyj (ADR)                                                                   56,729
       3,830               Scientific-Atlanta, Inc.                                                         117,121

                           TELECOMMUNICATIONS SERVICES - 2%
                           ---------------------------------
       1,746               SBC Communications Inc.                                                           41,555
                                                                                                         ----------
                           Total Securities (total cost $1,346,177) - 100%                               $1,777,058
                                                                                                         ==========


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 3% of the net assets of the Trust.

(2)      The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a three for one stock split.

(4) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a dividend for the past 12 months.


See notes to financial statements.

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                         2005                 2004                    2003
Dividend income (net of foreign taxes withheld
    of $233, $831 and $632 in 2005, 2004
    and 2003, respectively)                              $  36,622            $   63,063              $ 20,590

Expenses:
    Trustee and other service fees                          (3,281)               (5,320)               (2,871)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                  (1,751)               (3,374)               (1,140)
    Creation and development fees                                -                (9,528)              (14,439)
    Tax reporting fee                                         (667)                 (500)                 (667)
    Other expenses                                            (658)               (1,429)               (1,519)
                                                         ------------------------------------------------------
    Total expenses                                          (6,357)              (20,151)              (20,636)
                                                         ------------------------------------------------------
       Investment income (loss) - net                       30,265                42,912                   (46)

Net gain (loss) on investments:
    Net realized gain (loss)                               417,890               449,886               (24,700)
    Change in net unrealized appreciation
       (depreciation)                                     (352,531)              592,473               190,939
                                                         ------------------------------------------------------
                                                            65,359             1,042,359               166,239
                                                         ------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                            $  95,624            $1,085,271              $166,193
                                                         ======================================================


See notes to financial statements.

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   Period from
                                                                                                  July 18, 2002
                                                                 Year ended April 30,            (Initial Date of
                                                                                                   Deposit) to
                                                           2005                 2004             April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                         $   30,265           $   42,912          $      (46)
    Net realized gain (loss) on investments                   417,890              449,886             (24,700)
    Change in net unrealized appreciation
       (depreciation) on investments                         (352,531)             592,473             190,939
                                                           ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               95,624            1,085,271             166,193
                                                           ----------------------------------------------------

Units issued                                                   17,470            2,199,152           2,871,200
    Deferred sales charge                                           -                    -             (78,339)
    Organization costs                                              -                    -              (6,621)
                                                           ----------------------------------------------------
    Total                                                      17,470            2,199,152           2,786,240
                                                           ----------------------------------------------------

Unit redemptions                                           (2,023,618)          (2,602,175)                  -

Distributions to unit holders:
    Investment income - net                                   (32,412)             (45,441)             (6,263)
    Principal from investment transactions                          -                    -                   -
                                                           ----------------------------------------------------
    Total distributions                                       (32,412)             (45,441)             (6,263)
                                                           ----------------------------------------------------
Total increase (decrease) in net assets                    (1,942,936)             636,807           2,946,170

Net assets:
    Beginning of the period                                 3,725,280            3,088,473             142,303
                                                           ----------------------------------------------------
    End of the period                                      $1,782,344           $3,725,280          $3,088,473
                                                           ====================================================
Distributable funds (deficit) at end of the period         $    5,286           $   13,645          $   (4,748)
                                                           ====================================================
Trust units:
    Beginning of the period                                   285,792              303,777              15,001
    Issued                                                      1,306              191,579             288,776
    Redemptions                                              (155,475)            (209,564)                  -
                                                           ----------------------------------------------------
    End of the period                                         131,623              285,792             303,777
                                                           ====================================================


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 655, Fundamental Values Growth Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $7,056, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


          Unrealized appreciation                  $496,296
          Unrealized depreciation                   (65,415)
                                                   ---------
                                                   $430,881
                                                   =========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                           2005                2004                     2003
Dividend income                                            $  .185             $  .169               $  .118
Expenses                                                     (.032)              (.054)                (.118)
                                                           --------------------------------------------------
       Investment income (loss) - net                         .153                .115                     -

Distributions to unit holders:
    Investment income - net                                  (.149)              (.127)                (.032)
    Principal from investment transactions                       -                   -                     -

Net gain (loss) on investments                                .502               2.880                  .713
                                                           --------------------------------------------------
       Total increase (decrease) in net assets                .506               2.868                  .681

Net assets:
    Beginning of the period                                 13.035              10.167                 9.486
                                                           --------------------------------------------------

    End of the period                                      $13.541             $13.035               $10.167
                                                           ==================================================

Total return                                                 5.02%              29.46%                 7.52%
Ratio of total expenses to average net assets                 .24%                .47%                 1.20%*
Ratio of net investment income (loss) to
    average net assets                                       1.15%                .99%                  .00%*


*   Not annualized.

                                     FT 655
                  FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                           First Trust Portfolios L.P.
                                               1001 Warrenville Road
                                               Lisle, Illinois 60532
                                               (800) 621-1675

            TRUSTEE:                           The Bank of New York
                                               101 Barclay Street
                                               New York, New York 10286

            LEGAL COUNSEL                      Chapman and Cutler LLP
            TO SPONSOR:                        111 West Monroe Street
                                               Chicago, Illinois 60603

            LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
            TO TRUSTEE:                        120 Broadway
                                               New York, New York 10271

            INDEPENDENT                        Deloitte & Touche LLP
            REGISTERED PUBLIC                  111 South Wacker Drive
            ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7
                                  138,833 UNITS


PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Retail Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of retail companies. At July 1, 2005, each Unit represented a 1/138,833 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $18.108 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                    138,833
Fractional Undivided Interest in the Trust per Unit                  1/138,833
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                  $2,416,835
    Aggregate Value of Securities per Unit                             $17.408
    Income and Principal cash (overdraft) in the Portfolio             $12,963
    Income and Principal cash (overdraft) per Unit                       $.093
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                              $.607
    Public Offering Price per Unit                                     $18.108
Redemption Price and Sponsor Repurchase Price per Unit
    ($.607 less than the Public Offering Price per Unit)               $17.501

Date Trust Established                                           July 18, 2002
Mandatory Termination Date                                    January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Retail Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 655, Retail Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Retail Portfolio, Series 7, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005


ASSETS

Securities, at fair value (cost, $1,319,330)                         $2,098,469
Cash                                                                     16,615
Dividends receivable                                                        236
                                                                     ----------
TOTAL ASSETS                                                         $2,115,320
                                                                     ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $    1,817
                                                                     ----------
Net assets, applicable to 141,648 outstanding units
     of fractional undivided interest:
    Cost of Trust assets                                              1,319,330
    Net unrealized appreciation (depreciation)                          779,139
    Distributable funds (deficit), net of deferred sales charges
       of $79,925 and organization costs of $6,919                       15,034
                                                                     ----------
                                                                      2,113,503
                                                                     ----------
TOTAL LIABILITIES AND NET ASSETS                                     $2,115,320
                                                                     ==========
Net asset value per unit                                             $   14.921
                                                                     ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
       2,938               Abercrombie & Fitch Co.                                                       $  158,505
       7,972  (2)          American Eagle Outfitters, Inc.                                                  209,026
       1,009               AutoZone, Inc.*                                                                   83,747
       2,001               BJ's Wholesale Club, Inc.*                                                        53,327
       2,103               Best Buy Co., Inc.                                                               105,865
       1,480               CDW Corporation                                                                   80,941
       8,910  (2)          Chico's FAS, Inc.*                                                               228,363
       2,184               The Home Depot, Inc.                                                              77,248
       4,565               Hot Topic, Inc.*                                                                  91,254
       3,486               The Kroger Co.*                                                                   54,974
       1,757               Lowe's Companies, Inc.                                                            91,557
       5,205               Office Depot, Inc.*                                                              101,914
       3,530               Ross Stores, Inc.                                                                 94,322
       5,754  (3)          SCP Pool Corporation                                                             187,465
       2,306               Safeway Inc.*                                                                     49,095
         480  (4)          Sears Holding Corporation*                                                        64,915
       3,855               The TJX Companies, Inc.                                                           87,316
       2,022               Target Corporation                                                                93,841
       4,690               Toys "R" Us, Inc.*                                                               118,892
       1,398               Wal-Mart Stores, Inc.                                                             65,902
                                                                                                         ----------
                           Total Securities (total cost $1,319,330) - 99%                                $2,098,469
                                                                                                         ==========




                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005


(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2)      The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a three for two stock split.

(4) In March 2005, Sears Roebuck & Co., ("Sears"), one of the Trust's original holdings, was acquired by Sears Holding Corporation ("Sears Holding"). Each shareholder of Sears had the option to receive .5 shares of Sears Holding for each share of Sears held, or $50 cash for each share of Sears held.

* This security has not paid a dividend for the past 12 months.




See notes to financial statements.

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                           2005                 2004                  2003
Dividend income                                            $12,872              $  9,803              $  2,707

Expenses:
    Trustee and other service fees                          (2,671)               (3,394)               (2,739)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                  (1,323)               (1,934)                 (899)
    Creation and development fees                                                   (714)              (11,179)
    Tax reporting fee                                         (667)                 (500)                 (667)
    Other expenses                                            (708)               (1,025)               (1,128)
                                                          -----------------------------------------------------
    Total expenses                                          (5,369)               (7,567)              (16,612)
                                                          -----------------------------------------------------
       Investment income (loss) - net                        7,503                 2,236               (13,905)

Net gain (loss) on investments:
    Net realized gain (loss)                               308,667               133,849               (11,385)
    Change in net unrealized appreciation
       (depreciation)                                        9,863               707,983                61,293
                                                          -----------------------------------------------------
                                                           318,530               841,832                49,908
                                                          -----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                             $326,033              $844,068              $ 36,003
                                                          =====================================================


See notes to financial statements.

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                 Year ended April 30,             (Initial Date of
                                                                                                     Deposit) to
                                                           2005                 2004               April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                         $    7,503           $    2,236          $  (13,905)
    Net realized gain (loss) on investments                   308,667              133,849             (11,385)
    Change in net unrealized appreciation
       (depreciation) on investments                            9,863              707,983              61,293
                                                           ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                              326,033              844,068              36,003
                                                           ----------------------------------------------------

Units issued                                                    4,850              262,455           2,151,483
    Deferred sales charge                                           -                    -             (74,901)
    Organization costs                                              -                    -              (6,484)
                                                           ----------------------------------------------------
    Total                                                       4,850              262,455           2,070,098
                                                           ----------------------------------------------------

Unit redemptions                                             (878,162)            (573,841)           (116,452)

Distributions to unit holders:
    Investment income - net                                    (3,824)                   -                   -
    Principal from investment transactions                          -                    -                   -
                                                           ----------------------------------------------------
    Total distributions                                        (3,824)                   -                   -
                                                           ----------------------------------------------------
Total increase (decrease) in net assets                      (551,103)             532,682           1,989,649

Net assets:
    Beginning of the period                                 2,664,606            2,131,924             142,275
                                                           ----------------------------------------------------
    End of the period                                      $2,113,503           $2,664,606          $2,131,924
                                                           ====================================================
Distributable funds (deficit) at end of the period         $   15,034           $     (254)         $  (25,903)
                                                           ====================================================
Trust units:
    Beginning of the period                                   205,056              225,581              14,998
    Issued                                                        329               27,285             223,635
    Redemptions                                               (63,737)             (47,810)            (13,052)
                                                           ----------------------------------------------------
    End of the period                                         141,648              205,056             225,581
                                                           ====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 655, Retail Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of retail companies.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $6,919, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


       Unrealized appreciation                 $791,220
       Unrealized depreciation                  (12,081)
                                               ---------
                                               $779,139
                                               =========

4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                           2005                2004                     2003
Dividend income                                            $  .075             $  .043               $  .019
Expenses                                                     (.031)              (.033)                (.114)
                                                           --------------------------------------------------
       Investment income (loss) - net                         .044                .010                 (.095)

Distributions to unit holders:
    Investment income - net                                  (.024)                  -                     -
    Principal from investment transactions                       -                   -                     -

Net gain (loss) on investments                               1.907               3.533                  .060
                                                           --------------------------------------------------
       Total increase (decrease) in net assets               1.927               3.543                 (.035)

Net assets:
    Beginning of the period                                 12.994               9.451                 9.486
                                                           --------------------------------------------------

    End of the period                                      $14.921             $12.994                $9.451
                                                           ==================================================

Total return                                                15.01%              37.49%                 (.37)%
Ratio of total expenses to average net assets                 .22%                .29%                 1.20%*
Ratio of net investment income (loss) to
    average net assets                                        .32%                .09%                (1.00)%*


*   Not annualized.

                                     FT 655
                           RETAIL PORTFOLIO, SERIES 7

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                           First Trust Portfolios L.P.
                                                 1001 Warrenville Road
                                                 Lisle, Illinois 60532
                                                 (800) 621-1675

              TRUSTEE:                           The Bank of New York
                                                 101 Barclay Street
                                                 New York, New York 10286

              LEGAL COUNSEL                      Chapman and Cutler LLP
              TO SPONSOR:                        111 West Monroe Street
                                                 Chicago, Illinois 60603

              LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
              TO TRUSTEE:                        120 Broadway
                                                 New York, New York 10271

              INDEPENDENT                        Deloitte & Touche LLP
              REGISTERED PUBLIC                  111 South Wacker Drive
              ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8
                                  72,843 UNITS


PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Semiconductor Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry. At July 1, 2005, each Unit represented a 1/72,843 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $10.256 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION

Number of Units                                                        72,843
Fractional Undivided Interest in the Trust per Unit                  1/72,843
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                   $722,362
    Aggregate Value of Securities per Unit                             $9.917
    Income and Principal cash (overdraft) in the Portfolio             $(317)
    Income and Principal cash (overdraft) per Unit                    $(.004)
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                             $.343
    Public Offering Price per Unit                                    $10.256
Redemption Price and Sponsor Repurchase Price per Unit
    ($.343 less than the Public Offering Price per Unit)               $9.913

Date Trust Established                                          July 18, 2002
Mandatory Termination Date                                   January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Semiconductor Portfolio, Series 8


We have audited the statement of assets and liabilities of FT 655, Semiconductor Portfolio, Series 8 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Semiconductor Portfolio, Series 8, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005

ASSETS

Securities, at fair value (cost, $621,723)                            $681,050
Dividends receivable                                                       203
                                                                      ---------
TOTAL ASSETS                                                          $681,253
                                                                      =========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $  1,563
Cash overdraft                                                           4,073
                                                                      ---------
TOTAL LIABILITIES                                                        5,636
                                                                      ---------
Net assets, applicable to 76,574 outstanding units
     of fractional undivided interest:
    Cost of Trust assets                                               621,723
    Net unrealized appreciation (depreciation)                          59,327
    Distributable funds (deficit), net of deferred sales charges
       of $62,781 and organization costs of $5,096                      (5,433)
                                                                      ---------
                                                                       675,617
                                                                      ---------
TOTAL LIABILITIES AND NET ASSETS                                      $681,253
                                                                      =========
Net asset value per unit                                              $  8.823
                                                                      =========

See notes to financial statements.

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                              Fair
     of Shares             Name of Issuer of Equity Securities (1)                                        Value
                           SEMICONDUCTORS - 83%
                           --------------------
       2,245               Altera Corporation*                                                            $  46,539
       1,025               Analog Devices, Inc.                                                              34,963
       1,480               Broadcom Corporation (Class A)*                                                   44,267
       9,892               Conexant Systems Inc.*                                                            11,079
       1,608               ESS Technology, Inc.*                                                              6,175
       1,328               Fairchild Semiconductor Corporation*                                              17,862
       1,389               Integrated Circuit Systems, Inc.*                                                 25,377
       1,519               Intel Corporation                                                                 35,727
       1,035               International Rectifier Corporation*                                              44,029
       1,427               Intersil Corporation                                                              24,915
       3,563               Lattice Semiconductor Corporation*                                                16,247
         953               Linear Technology Corporation                                                     34,060
         714               Maxim Integrated Products, Inc.                                                   26,704
       1,099               Microchip Technology Incorporated                                                 31,300
       1,495               NVIDIA Corporation*                                                               32,800
         681               QLogic Corporation*                                                               22,636
       1,183  (2)          STMicroelectronics N.V.                                                           16,799
       1,242               Semtech Corporation*                                                              20,977
       1,118               Texas Instruments Incorporated                                                    27,905
       1,429               Xilinx, Inc.                                                                      38,497

                           SEMICONDUCTOR EQUIPMENT & SERVICES - 18%
                           ----------------------------------------
       1,639               Applied Materials, Inc.*                                                          24,372
         664               KLA-Tencor Corporation                                                            25,909
         952               Novellus Systems, Inc.*                                                           22,305
       1,785               Photronics, Inc.*                                                                 28,382
       1,291               Synopsys, Inc.*                                                                   21,224
                                                                                                           --------
                           Total Securities (total cost $621,723) - 101%                                   $681,050
                                                                                                           ========




                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 2% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a dividend for the past 12 months.






See notes to financial statements.

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                         2005                   2004                  2003
Dividend income (net of foreign taxes withheld
    of $42, $0 and $66 in 2005, 2004
    and 2003, respectively)                              $   2,418              $  1,830              $  1,020

Expenses:
    Trustee and other service fees                          (1,561)               (2,413)               (2,343)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                    (738)               (1,552)                 (876)
    Creation and development fees                                -                 2,000               (10,008)
    Tax reporting fee                                         (667)                 (500)                 (667)
    Other expenses                                            (383)                 (464)               (1,076)
                                                         ------------------------------------------------------
    Total expenses                                          (3,349)               (2,929)              (14,970)
                                                         ------------------------------------------------------
       Investment income (loss) - net                         (931)               (1,099)              (13,950)

Net gain (loss) on investments:
    Net realized gain (loss)                                22,327               452,735                (1,831)
    Change in net unrealized appreciation
       (depreciation)                                     (178,980)               55,726               182,581
                                                         ------------------------------------------------------
                                                          (156,653)              508,461               180,750
                                                         ------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                            $(157,584)             $507,362              $166,800
                                                         ======================================================


See notes to financial statements.

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                 Year ended April 30,             (Initial Date of
                                                                                                     Deposit) to
                                                            2005               2004                April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    (931)         $    (1,099)         $  (13,950)
    Net realized gain (loss) on investments                    22,327              452,735              (1,831)
    Change in net unrealized appreciation
       (depreciation) on investments                         (178,980)              55,726             182,581
                                                            ---------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                             (157,584)             507,362             166,800
                                                            ---------------------------------------------------

Units issued                                                        -               93,784           1,661,174
    Deferred sales charge                                           -                    -             (57,755)
    Organization costs                                              -                    -              (4,661)
                                                            ---------------------------------------------------
    Total                                                           -               93,784           1,598,758
                                                            ---------------------------------------------------

Unit redemptions                                             (152,994)          (1,522,817)                  -

Distributions to unit holders:
    Investment income - net                                         -                    -                   -
    Principal from investment transactions                          -                    -                   -
                                                            ---------------------------------------------------
    Total distributions                                             -                    -                   -
                                                            ---------------------------------------------------
Total increase (decrease) in net assets                      (310,578)            (921,671)          1,765,558

Net assets:
    Beginning of the period                                   986,195            1,907,866             142,308
                                                            ---------------------------------------------------
    End of the period                                       $ 675,617             $986,195          $1,907,866
                                                            ===================================================
Distributable funds (deficit) at end of the period          $  (5,433)             ($5,708)         $  (19,398)
                                                            ===================================================
Trust units:
    Beginning of the period                                    92,851              215,161              15,002
    Issued                                                          -               10,000             200,159
    Redemptions                                               (16,277)            (132,310)                  -
                                                            ---------------------------------------------------
    End of the period                                          76,574               92,851             215,161
                                                            ===================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 655, Semiconductor Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $5,096, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


            Unrealized appreciation                 $125,747
            Unrealized depreciation                  (66,420)
                                                    ---------
                                                    $ 59,327
                                                    =========

4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                           2005                2004                      2003
Dividend income                                            $  .028             $  .013               $  .008
Expenses                                                     (.039)              (.020)                (.110)
                                                           --------------------------------------------------
       Investment income (loss) - net                        (.011)              (.007)                (.102)

Distributions to unit holders:
    Investment income - net                                      -                   -                     -
    Principal from investment transactions                       -                   -                     -

Net gain (loss) on investments                              (1.787)              1.761                 (.517)
                                                           --------------------------------------------------
       Total increase (decrease) in net assets              (1.798)              1.754                 (.619)

Net assets:
    Beginning of the period                                 10.621               8.867                 9.486
                                                           --------------------------------------------------

    End of the period                                      $ 8.823             $10.621                $8.867
                                                           ==================================================

Total return                                               (16.93)%             19.78%                (6.53)%
Ratio of total expenses to average net assets                 .40%                .21%                 1.20%*
Ratio of net investment income (loss) to
    average net assets                                       (.11)%              (.07)%               (1.11)%*


*   Not annualized.

                                     FT 655
                        SEMICONDUCTOR PORTFOLIO, SERIES 8

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                           First Trust Portfolios L.P.
                                               1001 Warrenville Road
                                               Lisle, Illinois 60532
                                               (800) 621-1675

            TRUSTEE:                           The Bank of New York
                                               101 Barclay Street
                                               New York, New York 10286

            LEGAL COUNSEL                      Chapman and Cutler LLP
            TO SPONSOR:                        111 West Monroe Street
                                               Chicago, Illinois 60603

            LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
            TO TRUSTEE:                        120 Broadway
                                               New York, New York 10271

            INDEPENDENT                        Deloitte & Touche LLP
            REGISTERED PUBLIC                  111 South Wacker Drive
            ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5
                                 1,392,455 UNITS



PROSPECTUS
Part One
Dated August 31, 2005

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 655, Utilities Income Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of electric and natural gas companies. At July 1, 2005, each Unit represented a 1/1,392,455 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.35% of the Public Offering Price (3.466% of the net amount invested) including Income and Principal cash. At July 1, 2005, the Public Offering Price per Unit was $14.517 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 1, 2005
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                 1,392,455
Fractional Undivided Interest in the Trust per Unit               1/1,392,455
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                $19,489,960
    Aggregate Value of Securities per Unit                            $13.997
    Income and Principal cash (overdraft) in the Portfolio            $46,797
    Income and Principal cash (overdraft) per Unit                      $.034
    Sales Charge 3.466% (3.35% of Public Offering Price,
       including Income and Principal Cash)                             $.486
    Public Offering Price per Unit                                    $14.517
Redemption Price and Sponsor Repurchase Price per Unit
    ($.486 less than the Public Offering Price per Unit)              $14.031

Date Trust Established                                          July 18, 2002
Mandatory Termination Date                                   January 18, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 655,
Utilities Income Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 655, Utilities Income Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of April 30, 2005, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 655, Utilities Income Portfolio, Series 5, at April 30, 2005, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from July 18, 2002 (Initial Date of Deposit) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
August 29, 2005

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2005

ASSETS

Securities, at fair value (cost, $14,553,280)                      $19,960,555
Dividends receivable                                                    51,306
Receivable from investment transactions                                 78,841
                                                                   ------------
TOTAL ASSETS                                                       $20,090,702
                                                                   ============

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    12,414
Cash overdraft                                                          97,785
Unit redemptions payable                                                48,427
                                                                   ------------
TOTAL LIABILITIES                                                      158,626
                                                                   ------------

Net assets, applicable to 1,530,320 outstanding units
      of fractional undivided interest:
    Cost of Trust assets                                            14,553,280
    Net unrealized appreciation (depreciation)                       5,407,275
    Distributable funds (deficit), net of deferred sales charges
       of $570,190 and organization costs of $42,949                   (28,479)
                                                                   ------------
                                                                    19,932,076
                                                                   ------------
TOTAL LIABILITIES AND NET ASSETS                                   $20,090,702
                                                                   ============
Net asset value per unit                                           $    13.025
                                                                   ============


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005

      Number                                                                                            Fair
     of Shares             Name of Issuer of Equity Securities (1)                                      Value
                           ELECTRIC UTILITY - 63%
                           ----------------------
      25,674               Black Hills Corporation                                                      $   880,105
      38,506               Cleco Corporation                                                                786,293
      29,012               Constellation Energy Group, Inc.                                               1,524,871
      19,130               DTE Energy Company                                                               879,024
      12,721               Dominion Resources, Inc.                                                         959,163
      27,566  (2)          FPL Group, Inc.                                                                1,125,244
      47,948               MDU Resources Group, Inc.                                                      1,296,034
      16,347               Progress Energy, Inc.                                                            686,410
      21,081               Public Service Enterprise Group Incorporated                                   1,224,806
      29,208               The Southern Company                                                             962,404
      35,032               TECO Energy, Inc.                                                                581,881
      14,796               UIL Holdings Corporation                                                         759,627
      49,405               Xcel Energy, Inc.                                                                848,778

                           NATURAL GAS - 37%
                           -----------------
      49,573               El Paso Corporation                                                              495,234
      22,349               KeySpan Corporation                                                              847,698
      39,333               National Fuel Gas Company                                                      1,071,037
      40,394               ONEOK, Inc.                                                                    1,165,771
      45,275  (2)          Piedmont Natural Gas Company, Inc.                                             1,039,061
      32,937               Questar Corporation                                                            1,923,521
      33,454               Vectren Corporation                                                              903,593
                                                                                                        -----------
                           Total Securities (total cost $14,553,280) - 100%                             $19,960,555
                                                                                                        ===========




                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                 April 30, 2005


(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2)      The number of shares reflects the effect of a two for one stock split.


See notes to financial statements.

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS


                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                        2005                  2004                      2003
Dividend income                                         $  880,412            $1,396,471            $  366,642

Expenses:
    Trustee and other service fees                         (26,067)              (39,039)              (11,521)
    Portfolio supervision, bookkeeping, administrative
       and evaluation fees                                 (15,974)              (26,576)               (7,395)
    Creation and development fees                                -               (46,104)             (134,270)
    Other expenses                                          (7,652)              (11,651)               (6,000)
                                                        -------------------------------------------------------
    Total expenses                                         (49,693)             (123,370)             (159,186)
                                                        -------------------------------------------------------
       Investment income (loss) - net                      830,719             1,273,101               207,456

Net gain (loss) on investments:
    Net realized gain (loss)                             1,719,280             1,471,018               (19,927)
    Change in net unrealized appreciation
       (depreciation)                                    2,661,560             1,428,928             1,316,787
                                                        -------------------------------------------------------
                                                         4,380,840             2,899,946             1,296,860
                                                        -------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                           $5,211,559            $4,173,047            $1,504,316
                                                        =======================================================


See notes to financial statements.

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                              Year ended April 30,                (Initial Date of
                                                                                                     Deposit) to
                                                          2005                 2004                April 30, 2003
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                        $   830,719          $ 1,273,101         $   207,456
    Net realized gain (loss) on investments                 1,719,280            1,471,018             (19,927)
    Change in net unrealized appreciation
       (depreciation) on investments                        2,661,560            1,428,928           1,316,787
                                                          -----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                            5,211,559            4,173,047           1,504,316
                                                          -----------------------------------------------------

Units issued                                                   91,040            9,651,180          25,459,792
    Deferred sales charge                                           -                    -            (565,166)
    Organization costs                                              -               (5,636)            (36,878)
                                                          -----------------------------------------------------
    Total                                                      91,040            9,645,544          24,857,748
                                                          -----------------------------------------------------

Unit redemptions                                           (9,321,903)         (13,887,476)                  -

Distributions to unit holders:
    Investment income - net                                  (825,419)          (1,271,603)           (387,030)
    Principal from investment transactions                          -                    -                   -
                                                          -----------------------------------------------------
    Total distributions                                      (825,419)          (1,271,603)           (387,030)
                                                          -----------------------------------------------------
Total increase (decrease) in net assets                    (4,844,723)          (1,340,488)         25,975,034

Net assets:
    Beginning of the period                                24,776,799           26,117,287             142,253
                                                          -----------------------------------------------------
    End of the period                                     $19,932,076          $24,776,799         $26,117,287
                                                          =====================================================
Distributable funds (deficit) at end of the period        $   (28,479)         $   (32,179)        $  (200,500)
                                                          =====================================================
Trust units:
    Beginning of the period                                 2,323,135            2,700,393              14,996
    Issued                                                      7,610              932,266           2,685,397
    Redemptions                                              (800,425)          (1,309,524)                  -
                                                          -----------------------------------------------------
    End of the period                                       1,530,320            2,323,135           2,700,393
                                                          =====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS




1.     Organization

FT 655, Utilities Income Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of electric and natural gas companies.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses. The Bank of New York succeeded JPMorgan Chase Bank as Trustee of the Trust effective as of the close of business on June 23, 2004.

The Trust paid a creation and development fee of $.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $42,949, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2005 follows:


         Unrealized appreciation               $5,409,330
         Unrealized depreciation                   (2,055)
                                               -----------
                                               $5,407,275
                                               ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus any cash, dividends receivable and the maximum sales charge of 4.85% of the Public Offering Price, which is equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee, and which consists of the initial up front sales charge, the deferred sales charge of $.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003, and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                    July 18, 2002
                                                                                                  (Initial Date of
                                                                 Year ended April 30,                Deposit) to
                                                                                                      April 30,
                                                            2005               2004                   2003
Dividend income                                             $ .469             $  .458                $ .339
Expenses                                                     (.026)              (.040)                (.147)
                                                           --------------------------------------------------
       Investment income (loss) - net                         .443                .418                  .192

Distributions to unit holders:
    Investment income - net                                  (.441)              (.418)                (.344)
    Principal from investment transactions                       -                   -                     -

Net gain (loss) on investments                               2.358                .993                  .338
                                                           --------------------------------------------------
       Total increase (decrease) in net assets               2.360                .993                  .186

Net assets:
    Beginning of the period                                 10.665               9.672                 9.486
                                                           --------------------------------------------------

    End of the period                                      $13.025             $10.665               $ 9.672
                                                           ==================================================

Total return                                                26.26%              14.59%                 5.59%
Ratio of total expenses to average net assets                 .22%                .39%                 1.53%*
Ratio of net investment income (loss) to
    average net assets                                       3.74%               4.11%                 2.00%*



*   Not annualized.

                                     FT 655
                      UTILITIES INCOME PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


           SPONSOR:                           First Trust Portfolios L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois 60532
                                              (800) 621-1675

           TRUSTEE:                           The Bank of New York
                                              101 Barclay Street
                                              New York, New York 10286

           LEGAL COUNSEL                      Chapman and Cutler LLP
           TO SPONSOR:                        111 West Monroe Street
                                              Chicago, Illinois 60603

           LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
           TO TRUSTEE:                        120 Broadway
                                              New York, New York 10271

           INDEPENDENT                        Deloitte & Touche LLP
           REGISTERED PUBLIC                  111 South Wacker Drive
           ACCOUNTING FIRM:                   Chicago, Illinois 60606-4301


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated August 31, 2005                                            AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    7
The Secondary Market                                     7
How We Purchase Units                                    7
Expenses and Charges                                     8
Tax Status                                               9
Retirement Plans                                        13
Rights of Unit Holders                                  13
Income and Capital Distributions                        14
Redeeming Your Units                                    14
Removing Securities from a Trust                        15
Amending or Terminating the Indenture                   16
Information on the Sponsor, Trustee and Evaluator       17
Other Information                                       18

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons, including the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instrments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Investment Grade Bonds. Investment grade corporate bonds are subject to various risks including the risks that: the value of the bonds will fluctuate; a bond's issuer will be unable to meet its obligation to pay principal or interest on the bond; the issuer will pre-pay or "call" a bond before its stated maturity; a bond will fall in value if a rating agency decreases the bond's rating; and the value of a bond will fall if trading on the bond is limited or absent. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" bonds, the generic names for bonds rated below "BBB-" by Standard & Poor's or below "Baa3" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB-" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield bonds are generally subordinated obligations and are perceived by investors to be riskier than higher rated bonds, their prices tend to fluctuate more than higher rated bonds and are affected by short-term credit developments to a greater degree.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the Closed-End Funds included in certain Trusts may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a Closed-End Fund, this leverage also subjects the Closed-End Fund to increased risks, including the likelihood of increased volatility and the possibility that the Closed-End Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of this Trust and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing trading or purchasing trading systems to process Unit trades. Payments of such additional compensation, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including the Trust, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Grantor Trusts

The following discussion applies to each Trust except a REIT Series.

Assets of the Trusts.

Each Trust is expected to hold one or more of the following: (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, (ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes, (iii) Trust Preferred Securities and debt obligations of corporations and Treasury Obligations (collectively, the "Debt Obligations") that are treated as debt for federal income tax purposes; and/or (iv) shares (the "RIC Shares") in funds qualifying as regulated investment companies ("RICs") that are treated as interests in regulated investment companies for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, if the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, interest, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the

10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2009.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the REIT Shares or the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is generally not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been issued with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation that was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give their issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or based on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. Stripped U.S. Treasury Obligations are subject to the original issue discount rules, rather than being treated as having market discount.

Some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Trust expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Based on the advice of Emmet, Marvin & Martin, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Unit.

Regulated Investment Company

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how
long you have owned your shares.   To determine your actual tax
liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trusts may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trusts from certain corporations may be designated by a Trust as being eligible for the dividends received deduction.

Sale or Redemption of Shares.

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Trusts are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Trusts will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine
your holding period.    However, if you receive a capital gain dividend
from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Tax Credit.

If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the 14 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least 15 business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $56 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the NASD and Securities Investor Protection
Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 2004, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiaries was $31,922,259 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

For certain trusts, Securities Evaluation Service, Inc. ("SES") acts as Evaluator. SES is located at 531 East Roosevelt Road, Suite 200,
Wheaton, Illinois 60187

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts. Emmet, Marvin & Martin, LLP, 120 Broadway, New York, New York 10271, acts as counsel for The Bank of New York, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the periods set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 19


                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-784-1069

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     100 F Street, N.E.
                     Washington, D.C. 20549
     e-mail address: publicinfo@sec.gov

                             August 31, 2005

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20


                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated August 31, 2005                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, FT 549, FT 655 and FT 765, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503 and FT 549:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ______________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 655:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.60%
$100 but less than $250                   4.35%
$250 but less than $500                   3.85%
$500 but less than $1,000                 2.85%
$1,000 or more                            1.95%

For FT 765:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.45%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of a Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated August 31, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain

Page 1

products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2

                     Capital Goods Portfolio Series

                                FT Series

PROSPECTUS                                   NOTE: THIS PART THREE PROSPECTUS
Part Three                                              MAY ONLY BE USED WITH
Dated April 29, 2005                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the capital goods industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Capital Goods. Because more than 25% of each Trust is invested in capital goods companies, the Trusts are considered to be concentrated in the capital goods industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of capital goods companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Capital goods companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, changes in aircraft-leasing contracts and cutbacks in profitable business travel. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for auto and truck makers and their suppliers.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.60%
$100 but less than $250              4.35%
$250 but less than $500              3.85%
$500 but less than $1,000            2.85%
$1,000 or more                       1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Capital Goods Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Capital Goods Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 29, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Capital Goods                                               2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Capital Goods.An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The profitability of companies engaged in the capital goods industry will be affected by various factors including the general state of the economy, intense competition, domestic and international politics, excess capacity and spending trends.

The Internet may also influence the capital goods market. Customers' desire for better pricing and convenience, as well as manufacturers' desire to boost profitability by finding new avenues of sales growth and productivity gains, may drive many capital goods manufacturers to invest heavily in Internet hardware and software. Because the Internet allows manufacturers to take orders directly from customers, thus eliminating the middlemen from both supply chains and distributors, capital goods makers may no longer need traditional third-party outfits to distribute their products. In addition, the Internet may also allow capital goods manufacturers to cut inventory levels, by enabling customers to tailor their orders to their specific needs.

Capital goods companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for truck makers.

Page 2


                       Deep Value Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 30, 2005                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") which the Sponsor has identified as value stocks. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks which the Sponsor has identified as value stocks.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Public Offering

Discounts for Certain Persons.

For FT 485 and FT 516, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                            Your maximum
                                            transactional
If you invest                               sales charge
(in thousands):*                            will be:
_________________                           _____________
$50 but less than $100                      4.15%
$100 but less than $250                     3.90%
$250 but less than $500                     3.40%
$500 but less than $1 million               2.40%
$1 million or more                          1.50%

For FT 614 and FT 655:

                                            Your maximum
If you invest                               sales charge
(in thousands):*                            will be:
_______________                             ____________
$50 but less than $100                      4.60%
$100 but less than $250                     4.35%
$250 but less than $500                     3.85%
$500 but less than $1,000                   2.85%
$1,000 or more                              1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, for FT 614, as Sponsor, we will receive a fee for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the

Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Deep Value Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Deep Value Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 30, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Small-Cap Companies                                         1
   Dividends                                                   1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Page 1


                 Equity Growth & Income Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated March 31, 2005                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities"). The objective of each Trust is to provide the potential for above-average total return through a combination of capital appreciation and dividend income.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above-average total return through a combination of capital appreciation and dividend income through an investment in a diversified portfolio of common stocks.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Public Offering

Discounts for Certain Persons.

For FT 558, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1,000              2.40%
$1,000 or more                         1.50%

For FT 655:

If you invest                          Your maximum
(in thousands):*                       sales charge will be:
_______________                        ____________________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 698:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_______________                        ____________
$50 but less than $100                 4.70%
$100 but less than $250                4.45%
$250 but less than $500                3.95%
$500 but less than $1,000              2.95%
$1,000 or more                         2.05%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT

EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED
DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Equity Growth & Income Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                 Equity Growth & Income Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated March 31, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Real Estate Investment Trusts ("REITs")                     1
Litigation
   Tobacco Industry                                            3

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Real Estate Investment Trusts ("REITs"). An investment in Units of the Trusts should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in a Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in a Trust.

Litigation

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.
In November 1998, four of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over the next 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA. In July 2004, R.J. Reynolds and Brown & Williamson Tobacco Corporation ("B&W") combined R.J. Reynolds and the U.S. assets, liabilities and operations of B&W to form Reynolds American Inc. On March 21, 2003, an Illinois trial court awarded $10.1 billion to plaintiffs in a class action lawsuit against Altria Group Inc.'s Philip Morris USA division ("Philip Morris"). As a result, Philip Morris was ordered to post a $12 billion bond, the amount of the award plus interest, while the verdict is being appealed. The bond amount that Philip Morris was actually forced to post was approximately $7.2 billion. The size of the award, unless reduced, may put the company at risk for filing for bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could be in jeopardy. The large amount of the award and bond requirement has also had a negative affect on the company's debt ratings.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

                  Fundamental Value Growth Trust Series
                   Fundamental Value Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated November 30, 2004                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") of companies which, in our opinion as of the Initial Date of Deposit, were undervalued in the market. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies which, in our opinion as of the Initial Date of Deposit, were undervalued in the market.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 550 and FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 or more                         2.40%

For FT 550:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1,000            2.40%
$1,000 or more                       1.50%

For FT 655:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.60%
$100 but less than $250              4.35%
$250 but less than $500              3.85%
$500 but less than $1,000            2.85%
$1,000 or more                       1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges described in Part Two of this prospectus, as Sponsor we will receive a fee from FT 550 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Fundamental Value Growth Trust Series
                   Fundamental Value Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  Fundamental Value Growth Trust Series
                   Fundamental Value Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Page 2



                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated January 31, 2005                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of retail companies.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Retail Industry. Because more than 25% of each Trust is invested in retail companies, each Trust is considered to be concentrated in the retail industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 556, FT 655 and FT 765, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                        Your maximum
If you invest                           sales charge
(in thousands):*                        will be:
_________________                       _____________
$50 but less than $100                  4.25%
$100 but less than $250                 4.00%
$250 but less than $500                 3.50%
$500 or more                            2.50%

For FT 556:

                                         Your maximum
                                         transactional
If you invest                            sales charge
(in thousands):*                         will be:
_________________                        _____________
$50 but less than $100                   4.15%
$100 but less than $250                  3.90%
$250 but less than $500                  3.40%
$500 but less than $1 million            2.40%
$1 million or more                       1.50%

For FT 655:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.60%
$100 but less than $250                   4.35%
$250 but less than $500                   3.85%
$500 but less than $1,000                 2.85%
$1,000 or more                            1.95%

For FT 765:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.45%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated January 31, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Retail                                                      1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Retail. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration

Page 1

in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Page 2

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 29, 2005                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies in the semiconductor industry

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, FT 594, FT 655 and FT 765, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1,000            2.40%
$1,000 or more                       1.50%

For FT 594 and FT 655:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_______________                      ____________
$50 but less than $100               4.60%
$100 but less than $250              4.35%
$250 but less than $500              3.85%
$500 but less than $1,000            2.85%
$1,000 or more                       1.95%

For FT 765:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.45%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 29, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    Utilities Income Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated April 29, 2005                                     PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by utility companies. The Trusts seek to provide monthly income and the potential for capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for capital appreciation through an investment in a diversified portfolio of common stocks of electric and natural gas companies. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the utilities industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the utilities industry as a whole and the performance of each Trust is expected to differ from that of the utilities industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Utility Industry. Because more than 25% of each Trust is invested in common stocks of companies in the utilities industry, each Trust is considered to be concentrated in utility stocks. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of such issuers would include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 594, FT 655 and FT 738, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_________________                         ____________
$50 but less than $100                    4.25%
$100 but less than $250                   4.00%
$250 but less than $500                   3.50%
$500 or more                              2.50%

For FT 594 and FT 655:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.60%
$100 but less than $250                   4.35%
$250 but less than $500                   3.85%
$500 but less than $1,000                 2.85%
$1,000 or more                            1.95%

For FT 738:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.40%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Utilities Income Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-784-1069

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Utilities Income Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 29, 2005. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration                                                  1
   Utility Companies                                           1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Utility Companies. An investment in Units of the Trusts should be made with an understanding of the characteristics of the utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental and other regulatory considerations, the difficulty to the capital markets in absorbing utility debt and securities, the difficulty in obtaining fuel for electric generation at reasonable prices, and the effects of energy conservation. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor

Page 1

makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Securities in a Trust's portfolio to make dividend payments on their Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Recently, the California Public Utility Commission ("CPUC") announced its intention to deregulate the electric utility industry in California. This change will eventually result in full competition between electric utilities and independent power producers in the generation and sale of power to all customers in California by the year 2002. In September of 1996, the California Legislature passed and the Governor signed into law Assembly Bill 1890 (AB 1890) to restructure the California electrical industry by promoting competition and allowing customers a right to choose their electrical supplier. Preliminary assessments of the CPUC plan and the new law suggest that the deregulation of the electric utility industry in California could have a significant adverse effect on electric utility stocks of California issuers. Furthermore, the move toward full competition in California could indicate that similar changes may be made in other states in the future which could negatively impact the profitability of electric utilities. Further deregulation could adversely affect the issuer of certain of the Securities in the portfolio. In view of the uncertainties regarding the CPUC deregulation plan, it is unclear what effect, if any, that full competition will have on electric utilities in California or whether similar changes will be adopted in the other states.

Certain of the issuers of the Securities in the Trusts may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

Page 2


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 655 BIOTECHNOLOGY PORTFOLIO, SERIES 8, CAPITAL GOODS PORTFOLIO, SERIES 2, DEEP VALUE PORTFOLIO, SERIES 4, EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2, FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5, RETAIL PORTFOLIO, SERIES 7, SEMICONDUCTOR PORTFOLIO, SERIES 8 AND UTILITIES INCOME PORTFOLIO, SERIES 5, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on August 31, 2005.

                              FT 655
                              BIOTECHNOLOGY PORTFOLIO, SERIES 8
                              CAPITAL GOODS PORTFOLIO, SERIES 2
                              DEEP VALUE PORTFOLIO, SERIES 4
                              EQUITY GROWTH AND INCOME PORTFOLIO,
                                SERIES 2
                              FUNDAMENTAL VALUES GROWTH
                                PORTFOLIO, SERIES 5
                              RETAIL PORTFOLIO, SERIES 7
                              SEMICONDUCTOR PORTFOLIO, SERIES 8
                              UTILITIES INCOME PORTFOLIO, SERIES 5
                                    (Registrant)

                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     )
                           Corporation, the   )  August 31, 2005
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )  Jason T. Henry
                           General Partner of )  Attorney-in-Fact**
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )



       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated August 29, 2005 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
August 29, 2005